Employee Benefit Expense - Summary of Employee benefit expense (Detail) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Total employee benefit expense	$ 35,570,161	$ 6,455,024	$ 995,008
Included in procurement expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	3,168,880	1,139,362	562,740
Share-based compensation	766,574	296,384	11,749
Included in fulfilment expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	1,497,021	70,578	0
Share-based compensation	1,055,504	27,307	0
Included in general and administrative expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	6,672,372	2,176,732	149,317
Share-based compensation	17,740,461	2,370,059	179,227
Included in marketing and investor relations expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	764,068	0
Share-based compensation	860,463	3,982	1,328
Included in research and development expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	902,061	287,864	82,018
Share-based compensation	663,625	82,756	$ 8,629
Included in pre-production expense
Disclosure Of Detailed Information Employee Benefit Liabilities [Line Items]
Wages and salaries	959,879	0
Share-based compensation	$ 519,253	$ 0